Consolidated statements of comprehensive income - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Statement [line items]
Net income	$ 3,257	$ 4,024	$ 6,413	$ 7,633
Other comprehensive income - Items that are or may be recycled into the consolidated income statement
Cash flow hedge, net of taxes	1		23	1
Net investment hedge, net of taxes	59	(173)	127	(233)
Currency translation effects, net of taxes	(331)	2,114	(460)	2,834
Total of items that are or may be recycled	(271)	1,941	(310)	2,602
Items that will never be recycled into the consolidated income statement
Actuarial gains/losses from defined benefit plans, net of taxes	819	44	567	480
Fair value adjustments on equity securities, net of taxes	38	3	167	(53)
Total of items that will never be recycled	857	47	734	427
Total other comprehensive income	586	1,988	424	3,029
Total comprehensive income	3,843	6,012	6,837	10,662
Total comprehensive income for the period attributable to:
Shareholders of Novartis AG	3,854	6,028	6,852	10,674
Comprehensive income, attributable to non-controlling interests	$ (11)	$ (16)	$ (15)	$ (12)